Employee Benefits - Additional Information (Details) - Taiwan - Bureau of Labor Insurance [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Percentage of pension contribution by the company	6.00%
Pension costs	$ 256,815	$ 245,471	$ 248,684